QUARTERLY RESULTS OF OPERATIONS (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of unaudited quarterly interim financial information for the Corporation

	First	Second	Third	Fourth
2012	Quarter	Quarter	Quarter	Quarter	Total
Interest income	$9,065	$9,095	$9,114	$9,110	$36,384
Interest expense	1,071	979	917	874	3,841
Net interest income	7,994	8,116	8,197	8,236	32,543
Provision for possible loan losses (recoveries), net	600	520	-	-	1,120
Noninterest income	3,379	3,360	2,276	2,616	11,631
Noninterest expenses	7,754	8,424	8,145	9,207	33,530
Income before income taxes	3,019	2,532	2,328	1,645	9,524
Income taxes	690	451	373	402	1,916
Net income	$2,329	$2,081	$1,955	$1,243	$7,608
Basic earnings per share	0.44	0.39	0.37	0.23	1.43
Weighted average shares outstanding per quarter	5,330,000	5,330,000	5,328,002	5,332,893	5,315,634

	First	Second	Third	Fourth
2011	Quarter	Quarter	Quarter	Quarter	Total
Interest income	$9,461	$9,680	$9,541	$9,286	$37,968
Interest expense	1,372	1,255	1,179	1,136	4,942
Net interest income	8,089	8,425	8,362	8,150	33,026
Provision for possible loan losses (recoveries), net	725	750	750	900	3,125
Noninterest income	2,422	2,694	2,887	2,969	10,972
Noninterest expenses	7,916	8,044	7,574	9,591	33,133
Income before income taxes	1,870	2,325	2,925	628	7,740
Income taxes	325	306	632	(519)	744
Net income	$1,545	$2,011	$2,293	$1,147	$6,996
Basic earnings per share	0.29	0.37	0.43	0.21	1.30
Weighted average shares outstanding per quarter	5,427,650	5,392,760	5,380,000	5,374,531	5,393,765